Document and Entity Information	Apr. 01, 2024
Details
Registrant CIK	0001933762
Entity Incorporation, State or Country Code	VI
Document Type	8-K
Document Period End Date	Apr. 01, 2024
Entity Registrant Name	AMPHITRITE DIGITAL INCORPORATED
Securities Act File Number	001-41935
Entity Tax Identification Number	66-1005420
Entity Address, Address Line One	6501 Red Hook Plaza
Entity Address, Address Line Two	Suite 201-465
Entity Address, City or Town	St. Thomas
Entity Address, Postal Zip Code	00802
City Area Code	312
Local Phone Number	386-5906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false